Consolidated Statement of Cash Flows (Parenthetical) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 INR (₨)
Statement of cash flows [abstract]
Proceeds from debentures issued by subsidiaries | $	$ 9,731		$ 1,829		$ 7,608
Interest paid, capitalized | ₨		₨ 11,269		₨ 11,251		₨ 9,853